Short-term investments - Additional Information (Detail) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)
Cash and cash equivalents
Fair value of short-term investment	¥ (1,339)	$ (185)	¥ 20,424
Structured Notes [Member]
Cash and cash equivalents
Other income	119	16	721
Fair value of short-term investment	¥ (1,027)	$ 142	¥ (25,401)